Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	2,500,000,000	2,500,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	40,000,000,000	40,000,000,000
Ordinary shares, shares issued	179,250,754	48,761,596
Ordinary shares, shares outstanding	179,250,754	48,761,596
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	7,500,000,000	7,500,000,000
Ordinary shares, shares issued	23,843,096	9,843,096
Ordinary shares, shares outstanding	23,843,096	9,843,096